Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 11,159,610	$ 15,098,151
Restricted cash-bank balances held on behalf of customers	3,242,989	653,324
Securities owned, at fair value	11,104,047	15,900,369
Receivables from broker-dealers and clearing organizations	33,342,254	87,938,377
Short-term loans receivable	7,126,021
Other receivables	534,437	67,352
Prepaids, deposits and other	2,534,684	8,741,735
Total current assets	69,044,042	128,399,308
Long term investment	1,436,142	1,550,314
Fixed assets, net	13,786,344	17,507,742
Right-of-use assets	1,160,563
Other assets	1,207,293	1,459,467
Total Assets	86,634,384	148,916,831
Current Liabilities
Payables to customers	23,829,192	35,959,925
Payables to broker-dealers and clearing organizations	24,963,524	53,101,820
Accrued expenses and other payables	1,923,305	1,623,354
Derivative liabilities, at fair value		554,710
Embedded derivative liabilities	2,292,056
Short-term borrowings	110,000	110,000
Lease liability - current	601,531
Due to director	146,671	161,044
Total current liabilities	53,866,279	91,510,853
Lease liability - noncurrent	618,705
Convertible debentures	4,061,735
Warrant liabilities	675,000	1,940,625
Total Liabilities	59,221,719	93,451,478
Commitments and Contingencies
Mezzanine Equity
Series B Convertible Preferred Shares - 4,000 shares authorized, stated value of $1,000 per share, nil and 4,000 shares issued and outstanding at December 31, 2022 and 2021, respectively		1,222,771
Stockholders’ Equity
Preferred shares, $0.0001 par value, 50,000,000 shares authorized Series A Convertible Preferred Shares - 345,000 shares authorized, stated value of $1,000 per share, nil and 6,500 shares issued and outstanding at December 31, 2022 and 2021, respectively		3,929,206
Class A ordinary shares, $0.0001 par value, 300,000,000 shares authorized, 48,761,596 and 29,677,969 shares issued and outstanding at December 31, 2022 and 2021, respectively	4,876	2,968
Class B ordinary shares, $0.0001 par value, 150,000,000 shares authorized, 9,843,096 shares issued and outstanding at December 31, 2022 and 2021, respectively	984	984
Additional paid in capital	63,660,939	54,057,211
Accumulated deficit	(34,492,863)	(2,929,580)
Accumulated other comprehensive losses	(303,213)	(57,532)
Total LGHL shareholders’ equity	28,870,723	55,003,257
Non-controlling interest	(1,458,058)	(760,675)
Total shareholders’ equity	27,412,665	54,242,582
Total Liabilities, Mezzanine Equity and Shareholders’ Equity	$ 86,634,384	$ 148,916,831